Earnings/(Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings/(Loss) per Share
Schedule of computation of basic and diluted earnings per share

	Three months ended
	June 30, 2012	June 30, 2011
	(in thousands)
Numerator:
Net income/(Loss)	$8,966	$(231)

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,611	108,975

	Six months ended
	June 30, 2012	June 30, 2011
	(in thousands)
Numerator:
Net income	$18,308	$5,212

Denominator (number of shares):
Basic and diluted weighted average common shares outstanding	109,608	108,794